FAIR VALUE MEASUREMENTS (Details) - Schedule of changes in the fair value of warrant liabilities - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2021
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value, Beginning	$ 3,351,600
Fair value, Ending	3,762,000		$ 3,351,600	3,351,600
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value, Beginning	3,351,600		3,625,200
Initial measurement on January 11, 2021				7,729,200
Change in valuation inputs or other assumptions			(273,600)	(4,377,600)
Fair value, Ending		3,625,200	3,351,600	3,351,600
Private Placement [Member] | Private Placement [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value, Beginning	3,351,600
Initial measurement on January 11, 2021				7,729,200
Change in valuation inputs or other assumptions	410,400	$ (4,104,000)
Fair value, Ending	3,762,000		3,351,600	3,351,600
Conversion Option Liability [Member] | Private Placement [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value, Beginning	6,892
Initial measurement on December 20, 2021			18,727	18,727
Change in valuation inputs or other assumptions	69,896			(11,835)
Fair value, Ending	$ 76,788		$ 6,892	$ 6,892